Long Term Debt (Debentures) (Detail) (USD $)	3 Months Ended	12 Months Ended					12 Months Ended			1 Months Ended	8 Months Ended	12 Months Ended	0 Months Ended		8 Months Ended	0 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 15, 2011 Class	Aug. 11, 2011 Class	Dec. 31, 2013 Warrants	Dec. 31, 2011 Warrants	Jun. 30, 2011 Senior Subordinated Convertible Debentures Maturing in 2014 Debentures	Aug. 20, 2013 Debt Instrument, Redemption, Period One Senior Subordinated Convertible Debentures Maturing in 2014 Debentures	Mar. 31, 2014 Debt Instrument, Redemption, Period One Senior Subordinated Convertible Debentures Maturing in 2014 Debentures	Dec. 31, 2013 Debt Instrument, Redemption, Period One Senior Subordinated Convertible Debentures Maturing in 2014 Debentures	Mar. 30, 2014 Debt Instrument, Redemption, Period Two Senior Subordinated Convertible Debentures Maturing in 2014 Debentures	Mar. 28, 2014 Debt Instrument, Redemption, Period Two Senior Subordinated Convertible Debentures Maturing in 2014 Debentures	Mar. 31, 2014 Debt Instrument, Redemption, Period Two Senior Subordinated Convertible Debentures Maturing in 2014 Debentures	Mar. 30, 2014 Debt Instrument, Redemption, Period Two Senior Subordinated Convertible Debentures Maturing in 2014 Debentures Common Stock ($0.01 par)	Mar. 28, 2014 Debt Instrument, Redemption, Period Two Senior Subordinated Convertible Debentures Maturing in 2014 Debentures Common Stock ($0.01 par)	Mar. 31, 2014 Debt Instrument, Redemption, Period Two Senior Subordinated Convertible Debentures Maturing in 2014 Other Accrued Liabilities Debentures
Short-term Debt [Line Items]
Aggregate principal amounts of debt offered									$ 60,000,000
Interest rate									12.00%
Percentage of principal amount redeemed										100.00%					100.00%
Put premium redemption percentage										20.00%
Amount of debt repurchased										53,100,000
Put premium paid												10,600,000
Number of days of prior written notice											30 days
Call premium redemption percentage															50.00%
Amount of converted debentures		255,000	11,332,000	0									5,000,000	6,600,000
Shares converted into common stock																433,073	570,945
Remaining principal balance															0			300,000
Remaining principal balance not converted															400,000
Accrued call premium															100,000
Number of different classes of warrants issued					2	2
Number of warrants that are exercisable	1,137
Number of shares in which warrants are convertible	982,837	1,671,800
Warrants weighted average exercise price per share	11.01
Number of shares issued due to the exercise of warrants	54,032	1,728
Additional cost if convertible debentures are redeemed		1,000,000
Deferred financing cost								3,300,000
Shares subject for issuance if warrants are exercised							$ 1,100,000